Significant changes in the current reporting period	3 Months Ended
Sep. 30, 2022
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period

2. Significant changes in the current reporting period

(i) Significant events

The financial position and performance of the Group was affected by the following event during the three months ended September 30, 2022.

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 In August 2022, the Group completed a $45.0 million (A$65.0 million) financing in a global private placement predominantly to major shareholders of the Company. The proceeds from the placement will facilitate activities for launch and commercialization for remestemcel-L, in the treatment of children with SR-aGVHD for which the Group seeks FDA approval under a planned resubmission of our Biologics License Application (“BLA”); and commencement of a second Phase 3 clinical trial of rexlemestrocel-L to confirm reduction in chronic low back pain associated with degenerative disc disease. On August 11, 2022, proceeds of $42.6 million were received and recognized in cash and cash equivalents.